DISPOSAL OF SUBSIDIARIES (Tables)	3 Months Ended
Mar. 31, 2020
DISPOSAL OF SUBSIDIARIES
Schedule of gain on disposal of business

January 31, 2020
RMB

Total proceeds	295,000
Less: The repayment of intercompany loans provided by the Company	(18,581)
Net consideration	276,419

Less: Cash and cash equivalents	7,987
Accounts receivable, net	5,203
Prepaid expenses and other current assets	4,137
Advance to sellers, net	57,364
Other receivables, net	81,566
Property, equipment and software, net	2,398
Intangible assets, net	12,333
Goodwill	124,383
Accounts payable	(5,729)
Advance from buyers collected on behalf of sellers	(80,372)
Other payables and accruals	(108,790)
Deferred income tax liability	(3,081)
Net assets of salvage cars related business	97,399

Gain on disposal of salvage car-related business	179,020